Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Due To Related Parties Current	$ 61,723,711		$ 59,102,077		$ 7,616,248
Debt Instrument, Unamortized Discount					(16,433,108)
Due to Related Parties, Noncurrent			0		17,303,918
Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	1,777,871		4,240,900		203,050		$ 294,334
Proceeds from (Repayments of) Related Party Debt	(2,463,029)				(91,284)
Accounts Payable and Accrued Liabilities [Member] | Founders [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	203,050		203,050		203,050		203,050
Proceeds from (Repayments of) Related Party Debt	0		0		0
Accounts Payable and Accrued Liabilities [Member] | Affiliated Companies [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	1,574,821		4,037,850		0		91,284
Proceeds from (Repayments of) Related Party Debt	(2,463,029)				(91,284)
Related Party Long-term Debt [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			(17,303,918)	[1]	17,303,918
Due to Related Parties, Noncurrent			0		17,303,918		0
Related Party Long-term Debt [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Proceeds from (Repayments of) Related Party Debt			16,756,054	[1]	(16,756,054)
Debt Instrument, Unamortized Discount			0		(16,756,054)		0
Related Party Long-term Debt [Member] | Loans Payable [Member] | Loan Payable BVH shareholder STST [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current			0		17,030,000		0
Proceeds from (Repayments of) Related Party Debt			(17,030,000)	[2]	17,030,000
Related Party Long-term Debt [Member] | Loans Payable [Member] | Loan Payable NBHC shareholder ASO2020 [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current			0		17,029,972		0
Proceeds from (Repayments of) Related Party Debt			(17,029,972)	[3]	17,029,972
Related Party Debt Current [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	61,723,711		59,102,077		7,616,248		20,395,323
Proceeds from (Repayments of) Related Party Debt	2,621,634		51,485,829	[1]	(12,779,075)
Related Party Debt Current [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	4,325,000
Proceeds from (Repayments of) Related Party Debt	0
Related Party Debt Current [Member] | Loans Payable [Member] | Interest payable in-kind [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	449,571		334,605
Proceeds from (Repayments of) Related Party Debt	114,966
Related Party Debt Current [Member] | Loans Payable [Member] | Interest Payable 2011 Founders Note [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current			334,605		296,248		341,916
Proceeds from (Repayments of) Related Party Debt			38,357		(45,668)	[4]
Related Party Debt Current [Member] | Loans Payable [Member] | Interest Payable 2012 Founders Note Member [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current			0		0		228,407
Proceeds from (Repayments of) Related Party Debt			0		(228,407)	[4]
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable To Founders [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	5,000,000		5,000,000		0		0
Proceeds from (Repayments of) Related Party Debt	0		5,000,000		0	[5]
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable 2012 Founders Note [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current			0		0		3,000,000
Proceeds from (Repayments of) Related Party Debt			0		(3,000,000)	[5]
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable 2011 Founders Note [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current			4,325,000		4,325,000		4,325,000
Proceeds from (Repayments of) Related Party Debt			0		0	[2]
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable BVH shareholder STST [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current			4,442,500		2,995,000		0
Proceeds from (Repayments of) Related Party Debt			1,447,500	[3]	2,995,000	[6]
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable NBHC shareholder STST [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	23,753,334		22,500,000				0
Proceeds from (Repayments of) Related Party Debt	1,253,334	[7]	22,500,000	[2]	0	[6]
Related Party Debt Current [Member] | Loans Payable [Member] | Loan Payable NBHC shareholder ASO2020 [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current	23,753,306		22,499,972				0
Proceeds from (Repayments of) Related Party Debt	$ 1,253,334	[7]	22,499,972	[3]	0
STST [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current					17,030,000
STST [Member] | Related Party Debt Current [Member] | Loans Payable [Member] | Orion [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current			0		0		6,250,000
Proceeds from (Repayments of) Related Party Debt			0		(6,250,000)	[2]
STST [Member] | Related Party Debt Current [Member] | Loans Payable [Member] | Odyssey [Member]
Related Party Transaction [Line Items]
Due To Related Parties Current			0		0		$ 6,250,000
Proceeds from (Repayments of) Related Party Debt			$ 0		$ (6,250,000)	[2]

[1]	The unamortized discount at December 31, 2103 was reduced by imputed interest of $322,946 in the first quarter, prior to the amendment of the loan. The net unamortized discount on April 1, 2014 of $16,433,108 has been recorded as a reduction of noncontrolling interest due to the debt modification.
[2]	Loans payable to STST were converted to long-term debt in conjunction with the restructuring of Odyssey and Orion in 2013 (see Note 1). In 2013, STST provided an additional $4,530,000 (to NBHC) for a total of $17,030,000, which was payable in January 2023. On April 1, 2014, the loans were amended to remove the maturity dates and have therefore been reclassified as current.
[3]	In 2013, ASO 2020 Maritime S.A. ("ASO2020") provided $17,029,972 as funding for newbuildings under construction. On April 1, 2014, the loans were amended to remove the maturity dates and have therefore been reclassified to current.
[4]	Paid in cash
[5]	Paid through issuance of convertible redeemable preferred stock
[6]	BVH shareholder contribution of $5,000 and loans of $2,995,000 and $1,447,500 entered into for purposes of providing cash deposits on ultramax newbuildings.
[7]	Shareholder loans provided for purposes of funding the newbuilding projects